Cover	Nov. 08, 2022
Cover [Abstract]
Entity Registrant Name	RIGHT ON BRANDS, INC.
Entity Central Index Key	0001580262
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 08, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	45-1994478
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	6501 Dalrock Rd.
Entity Address Address Line 2	Ste. 100
Entity Address City Or Town	Rowlett
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75089
City Area Code	214
Local Phone Number	299-9528
Security 12b Title	Common
Trading Symbol	RTON
Entity File Number	000-55704